Other assets - Summary Of Detailed Information About Other Assets (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Non-current
Prepaid expenses		₨ 3,417	₨ 4,535
Costs to obtain contract	[1]	3,413	4,030
Costs to fulfil contract		337	305
Others (Refer to Note 35)		8,768	3,065
Non-current non-financial asset		15,935	11,935	$ 217
Current
Prepaid expenses		12,121	9,876
Due from officers and employees		105	310
Advance to suppliers		3,199	3,121
Balance with GST and other authorities		7,903	7,805
Cost to obtain contract	[1]	759	1,258
Costs to fulfil contract		53
Others		783	135
Current non-financial asset		24,923	22,505	$ 340
Total		₨ 40,858	₨ 34,440

[1]	Amortization during the year ended March 31, 2020 and 2021 amounting to ₹ 1,237 and ₹ 1,257 respectively.